Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2026
Financial Instruments
Schedule of financial instruments

	As of March 31, 2026
					Cash and Cash	Short-Term	Long-Term
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Equivalents	Investments	Investments
Cash	$—	$—	$—	$—	$4,252	$—	$—
Level 1:	—	—	—	—	—	—	—
Money market funds	—	—	—	—	72,694	—	—
U.S. Treasury securities	196,039	1,979	—	198,018	—	198,018	—
Level 2:	—	—	—	—	—	—	—
Government securities	14,910	—	(12)	14,898	—	—	14,898
Total	$210,949	$1,979	$(12)	$212,916	$76,946	$198,018	$14,898

	As of December 31, 2025
					Cash and Cash	Short-Term	Long-Term
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Equivalents	Investments	Investments
Cash	$—	$—	$—	$—	$3,267	$—	$—
Level 1:	—	—	—	—	—	—	—
Money market funds	—	—	—	—	93,897	—	—
U.S. Treasury securities	199,497	1,129	—	200,626	—	200,626	—
Level 2:	—	—	—	—	—	—	—
Government securities	—	—	—	—	—	—	—
Total	$199,497	$1,129	$—	$200,626	$97,164	$200,626	$—

Schedule of investment by contractual maturity

The following table shows the fair value of the Company’s investments, by contractual maturity, as of March 31, 2026:

Due within 1 year	$198,018
Due after 1 year through 5 years	14,898
Total fair value	$212,916